INVENTORIES (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Inventory, Net [Abstract]
Raw materials	$ 1,704	$ 1,616
Work-in-progress	1,827	1,638
Finished goods	799	617
Total inventories	$ 4,330	$ 3,871